Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Black-Scholes pricing model
	2012	2011
Risk-free interest rate	0.17% - 0.71%	0.06% - 0.30%
Dividend yield	N/A	N/A
Expected volatility	37.1%-54.7%	32.4% – 42.8%
Expected life in months and years	3 months – 48 months	9 months – 2 years

Binomial lattice options pricing model
	2012	2011
Risk-free interest rate	0.14% - 0.34%	0.01%-2.00%
Dividend yield	N/A	N/A
Expected volatility	31.6%-56.0%	33.4% - 57.5%
Expected life in months and years	3 months – 4.3 years	1 month - 5 years

Share Based Compensation Assumptions
	2012	2011
Risk-free interest rate	0.32% - 2.54%	0.39% - 2.54%
Dividend yield	N/A	N/A
Expected volatility	35.7% - 50.2%	50.2% - 57.7%
Expected life in years	2.5 - 7	3 – 7

Common Stock Equivalents
	December 31,
	2012	2011
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Total Common stock equivalents	26,328,036	11,496,477